[INVESCO AIM LOGO APPEARS HERE]
SM
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

Invesco Aim Advisors, Inc.
December 11, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Growth Series CIK No. 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 80 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed pursuant to paragraph a(1) of Rule 485 under the 1933 Act to register Class A5, C5 and R5 shares of AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,
/s/ Peter Davidson
Peter Davidson
Assistant General Counsel